INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of September 30, 2013, inventories are as follows:

	September 30, 2013	December 31, 2012

Sleepy cods, prawns, eels and marble goble	$5,684,730	$4,612,090
Bread grass	4,100,388	1,473,653
Beef cattle	1,037,967	2,569,659
Organic fertilizer	858,645	737,166
Forage for cattle and consumable	3,640,752	278,900
Raw materials for bread grass and organic fertilizer	1,198,784	6,765,536
Raw material for harvested HU plantation	692,908	-
Harvested HU planation	719,329	-
Immature seeds	-	677,751
	$17,933,503	$17,114,755

As of December 31, 2012, inventories are as follows:

	2012	2011

Sleepy cod and eels	$4,612,090	$-
Bread grass	1,473,653	449,984
Beef cattle	2,569,659	825,853
Organic fertilizer	737,166	807,689
Forage for cattle and consumable	278,900	-
Raw materials for bread grass and organic fertilizer	6,765,536	1,398,965
Raw materials for HU plantation	-	11,111
Immature seeds	677,751	842,313
Unharvested HU plantation	-	99,530
	$17,114,755	$4,435,445